9. GOVERNMENT CONTRACTS AND RELATED REVENUE RECOGNITION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized						$ 387,438	$ 863,011
Contract revenue	$ 0	$ 0	$ 149,625	$ 0	$ 149,625	392,073
NIH Milestone [Member]
Revenue Recognition, Milestone Method [Line Items]
Contract revenue					$ 149,625
Milestone 2.6.1.3 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized						193,719
Milestone 2.6.1.4 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized						$ 193,719